BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts balance	$ 0	$ 0
Advertising and Marketing costs	$ 118,786	$ 56,979
Common stock, shares outstanding	37,428,394	37,103,394
Shares issued		36,953,394